Structured entities - Unconsolidated Structured Entities, Total Assets (Details) - GBP (£) £ in Billions	Dec. 31, 2024	Dec. 31, 2023
Securitisation vehicles
STRUCTURED ENTITIES (Details) [Line Items]
Total assets of structured entities	£ 5	£ 5